LOANS, Covenants and Financial leasing (Details)	12 Months Ended
Dec. 31, 2019 USD ($) Installment
Financial Leasing [Abstract]
Number of monthly installments | Installment	119
Bottom of Range [Member]
Covenants [Abstract]
Consolidated coverage ratio	2.0
Top of Range [Member]
Covenants [Abstract]
Consolidated debt ratio	3.5
Pampa Energia [Member]
Financial Leasing [Abstract]
Monthly payment amount | $	$ 623,457
Period of option to purchase financial leasing agreement for same amount	120 months